Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of Inventories

Inventories consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Products	1,180,768	1,077,962
Packing materials and others	80	71

Inventories	1,180,848	1,078,033
Inventory write-down:
Balance at beginning of the year	(99,509)	(107,281)
Additions	(89,516)	(161,596)
Write-offs	81,744	133,841

Balance at end of the year	(107,281)	(135,036)

Inventories, net	1,073,567	942,997